Short Term Bank Loans (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 08, 2022	Mar. 25, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Short Term Bank Loans (Details) [Line Items]
Loans interest expense			$ 31,355
Short-Term Debt, Percentage Bearing Variable Interest Rate
Zhejiang Tailong Bank [Member]
Short Term Bank Loans (Details) [Line Items]
Cash paid	$ 313,844
China Everbright Bank [Member]
Short Term Bank Loans (Details) [Line Items]
Cash paid		$ 470,765